Equity Method Investment (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended			12 Months Ended
	Jan. 26, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	May 22, 2025	Jan. 26, 2025
Related Party Transaction [Line Items]
Aggregate economic value								$ 7,000,000
Common stock value		$ 203,470	$ 203,470		$ 110,000	$ 145,211
Shares issued						35,000	280,534
Share value			$ 2,723,792
Shares exchanged		148,584	148,584
Purchased additional shares		17,569
Purchased additional cost		$ 49,824
Protection mechanism liability		0	$ 0
Investment		$ 2,773,616	2,773,616
Stock based compensation	$ 1,167,311		$ 2,841,166		$ 250,000	$ 2,636,283
Vision Wave Stage 1 [Member]
Related Party Transaction [Line Items]
Common stock value	2,740,000
Vision Wave Stage 2 [Member]
Related Party Transaction [Line Items]
Common stock value	2,740,000
Vision Wave Stage 3 [Member]
Related Party Transaction [Line Items]
Common stock value	$ 1,510,000
Stage 1 [Member]
Related Party Transaction [Line Items]
Shares issued		365,610	365,610